SIGNIFICANT ESTIMATES AND ASSUMPTIONS FOR ACCOUNTING PURPOSES (Detail Textuals) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure Of Accounting Judgements And Estimates Explanatory [Abstract]
Accumulated deficit	kr (904,860)	kr (786,853)
Capitalized development costs (NOTE 5)	9,157	7,023	kr 16,727
Accumulated capitalized development costs	kr 45,957	kr 36,171	kr 409,900
Capitalized expenditure percentage	123.00%	139.00%
Capitalized development costs percentage of total assets	75.00%	80.00%